American Beacon Advisors, Inc.
4151 Amon Carter Blvd. MD 2450
Fort Worth, TX 76155

July 21, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	American Beacon Funds
1933 Act File No. 033-11387
1940 Act File No. 811-04984

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, American Beacon Funds (the "Registrant") hereby certifies (a) that the form of Prospectus used with respect to the A Class, C Class, Y Class, Institutional Class and Investor Class shares of the American Beacon Bahl & Gaynor Small Cap Growth Fund of the Registrant does not differ from that contained in Post-Effective Amendment No. 198 to the Registrant’s Registration Statement (“Amendment No. 198”), (b) that the form of Statement of Additional Information used with respect to the A Class, C Class, Y Class, Institutional Class and Investor Class shares of the American Beacon Bahl & Gaynor Small Cap Growth Fund of the Registrant does not differ from that contained in Amendment No. 198, and (c) that Amendment No. 198 was filed electronically.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6175.

Sincerely,

/s/John Okray
John Okray
Deputy General Counsel

cc:	Kathy Ingber, Esq.
K&L Gates LLP